Segment Information, Geographic Data, and Significant Customers (Details) - Long-lived assets by geographic areas (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 497,480	$ 874,062	$ 1,714,090
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets		690,454	1,387,283
Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets		$ 183,608	$ 326,807